Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes the Company’s operating lease commitments on its primary facility at December 31, 2011: (in thousands)

Payments due in:	Amount
2012	$168
2013	173
2014	178
2015	183
2016 and later	204

$906